RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

At September 30, 2017 and June 30, 2017, the Company owed $15,100 and $9,600, respectively, to its sole shareholder for expenses paid on behalf of the Company. The advances are to be paid back when cash is available to the Company. There is no interest attached to these advances.

The Company does not own or rent property.  The Company’s office space is provided by an officer at no cost to the Company.

NOTE 6 – RELATED PARTY TRANSACTIONS

At June 30, 2017 and June 30, 2016, the Company owed $9,600 and $725, respectively, to its sole shareholder for expenses paid on behalf of the Company.  The advances are to be paid back when cash is available to the Company.  These advances are not formally documented, non-interest bearing, and due on demand.

The Company does not own or rent property.  The Company’s office space is provided by an officer at no cost to the Company.  The value of such office space is nominal.